Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net		$ 8,248,108	$ 7,991,103	$ 9,028,187
Cost of revenues		(6,554,925)	(6,351,394)	(6,743,205)
Gross profit		1,693,183	1,639,709	2,284,982
Operating expenses
Marketing expenses		(488,516)	(218,895)	(70,154)
Share-based compensation		(946,444)	(861,551)
General and administrative expenses		(7,162,954)	(6,973,526)	(3,858,561)
Total operating expenses		(8,597,914)	(8,053,972)	(3,928,715)
Loss from operations		(6,904,731)	(6,414,263)	(1,643,733)
Other income (expense)
Other income		15,086	103,006	43,342
Interest income		6,607	7,560	2
Interest expense		(409,884)	(290,745)	(206,842)
Total other expenses, net		(388,191)	(180,179)	(163,498)
Loss before income taxes		(7,292,922)	(6,594,442)	(1,807,231)
Provision for income taxes
Loss from continuing operations		(7,292,922)	(6,594,442)	(1,807,231)
Discontinued operations:
Loss from discontinued operations				(11,798)
Gain on disposal				5,344,229
Net (loss) income		(7,292,922)	(6,594,442)	3,525,200
Other comprehensive (loss) income
Foreign currency translation adjustment		(137,033)	259,131	591,294
Total comprehensive (loss) income		$ (7,429,955)	$ (6,335,311)	$ 4,116,494
Loss per share from continuing operations - basic		$ (2.30)	$ (2.31)	$ (0.63)
Loss per share from continuing operations - diluted		(2.30)	(2.31)	(0.63)
Income (loss) per share from discontinued operations - basic				1.87
Income (loss) per share from discontinued operations - diluted				1.87
Income (loss) per share - basic		(2.30)	(2.31)	1.23
Income (loss) per share - diluted		$ (2.30)	$ (2.31)	$ 1.23
Weighted average number of ordinary shares outstanding - basic	[1]	3,165,662	2,857,153	2,857,153
Weighted average number of ordinary shares outstanding - diluted	[1]	3,165,662	2,857,153	2,857,153

[1]	The consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.